Summary of Significant Accounting Policies - Summary of Property, Plant and Equipment Over Their Expected Useful Lives (Details)	12 Months Ended
Jun. 30, 2022
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment expected useful lives	25 years
Plant and Equipment | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment expected useful lives	2 years
Plant and Equipment | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment expected useful lives	20 years